Portfolio of Investments
Columbia Dividend Income Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.7%
Issuer	Shares	Value ($)
Communication Services 4.3%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	3,500,200	123,417,052
Entertainment 1.2%
Walt Disney Co. (The)	1,332,000	182,830,320
Media 2.3%
Comcast Corp., Class A	8,133,200	359,975,432
Total Communication Services		666,222,804
Consumer Discretionary 4.9%
Automobiles 0.4%
General Motors Co.	1,731,700	64,228,753
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	717,100	156,306,287
Multiline Retail 0.6%
Target Corp.	936,900	100,285,776
Specialty Retail 2.9%
Home Depot, Inc. (The)	1,529,500	348,588,345
TJX Companies, Inc. (The)	1,721,700	94,641,849
Total		443,230,194
Total Consumer Discretionary		764,051,010
Consumer Staples 8.1%
Beverages 1.7%
PepsiCo, Inc.	1,934,275	264,473,421
Food & Staples Retailing 1.1%
Walmart, Inc.	1,480,800	169,196,208
Food Products 1.4%
Hershey Co. (The)	629,100	99,699,768
Mondelez International, Inc., Class A	2,096,825	115,786,676
Total		215,486,444
Household Products 2.8%
Kimberly-Clark Corp.	891,200	125,757,232
Procter & Gamble Co. (The)	2,513,300	302,174,059
Total		427,931,291
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.1%
Philip Morris International, Inc.	2,388,800	172,208,592
Total Consumer Staples		1,249,295,956
Energy 6.1%
Oil, Gas & Consumable Fuels 6.1%
Chevron Corp.	3,156,000	371,524,320
ConocoPhillips Co.	3,348,400	174,719,512
Exxon Mobil Corp.	3,145,495	215,403,498
Suncor Energy, Inc.	3,128,100	91,434,363
Valero Energy Corp.	1,326,400	99,851,392
Total		952,933,085
Total Energy		952,933,085
Financials 16.9%
Banks 9.9%
Bank of America Corp.	9,859,900	271,245,849
BB&T Corp.	3,103,100	147,862,715
JPMorgan Chase & Co.	4,414,400	484,965,984
M&T Bank Corp.	436,400	63,806,044
PNC Financial Services Group, Inc. (The)	1,341,400	172,946,702
U.S. Bancorp	3,244,100	170,931,629
Wells Fargo & Co.	4,764,800	221,896,736
Total		1,533,655,659
Capital Markets 2.6%
BlackRock, Inc.	268,300	113,372,848
CME Group, Inc.	910,900	197,929,461
T. Rowe Price Group, Inc.	850,900	94,126,558
Total		405,428,867
Insurance 4.4%
Allstate Corp. (The)	842,800	86,294,292
Chubb Ltd.	1,690,500	264,191,340
Marsh & McLennan Companies, Inc.	2,447,500	244,480,775
Principal Financial Group, Inc.	1,626,600	86,567,652
Total		681,534,059
Total Financials		2,620,618,585
Columbia Dividend Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.3%
Biotechnology 0.5%
Gilead Sciences, Inc.	1,216,200	77,277,348
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	1,343,400	118,152,030
Medtronic PLC	1,686,700	181,978,063
Total		300,130,093
Health Care Providers & Services 0.5%
UnitedHealth Group, Inc.	350,400	81,993,600
Pharmaceuticals 9.4%
Bristol-Myers Squibb Co.	3,729,600	179,281,872
Eli Lilly & Co.	1,366,400	154,362,208
Johnson & Johnson	3,825,000	490,977,000
Merck & Co., Inc.	5,430,500	469,575,335
Pfizer, Inc.	4,364,958	155,174,257
Total		1,449,370,672
Total Health Care		1,908,771,713
Industrials 13.7%
Aerospace & Defense 3.6%
General Dynamics Corp.	1,116,100	213,476,447
Lockheed Martin Corp.	910,900	349,885,799
Total		563,362,246
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	1,126,100	133,623,026
Commercial Services & Supplies 1.2%
Waste Management, Inc.	1,541,600	183,989,960
Industrial Conglomerates 3.0%
3M Co.	930,900	150,545,148
Honeywell International, Inc.	1,876,900	308,975,278
Total		459,520,426
Machinery 2.9%
Cummins, Inc.	537,850	80,284,869
Deere & Co.	480,500	74,434,255
Ingersoll-Rand PLC	1,561,600	189,094,144
Parker-Hannifin Corp.	606,600	100,556,082
Total		444,369,350
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.2%
Union Pacific Corp.	2,118,100	343,047,476
Total Industrials		2,127,912,484
Information Technology 19.4%
Communications Equipment 2.8%
Cisco Systems, Inc.	9,284,300	434,598,083
IT Services 4.0%
Accenture PLC, Class A	899,400	178,234,098
Automatic Data Processing, Inc.	952,000	161,687,680
International Business Machines Corp.	2,127,100	288,285,863
Total		628,207,641
Semiconductors & Semiconductor Equipment 7.1%
Broadcom, Inc.	693,550	196,024,972
Intel Corp.	5,580,600	264,576,246
KLA Corp.	1,291,300	190,983,270
Lam Research Corp.	800,800	168,576,408
Texas Instruments, Inc.	2,252,300	278,722,125
Total		1,098,883,021
Software 3.3%
Microsoft Corp.	3,663,700	505,077,682
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.	1,649,563	344,329,781
Total Information Technology		3,011,096,208
Materials 1.6%
Chemicals 0.8%
Dow, Inc.	2,019,311	86,083,228
DuPont de Nemours, Inc.	636,786	43,256,873
Total		129,340,101
Containers & Packaging 0.8%
Packaging Corp. of America	388,900	39,115,562
Sonoco Products Co.	1,489,500	85,199,400
Total		124,314,962
Total Materials		253,655,063

2	Columbia Dividend Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
Crown Castle International Corp.	566,600	82,253,322
Digital Realty Trust, Inc.	755,800	93,439,554
Public Storage	480,500	127,207,570
Total		302,900,446
Total Real Estate		302,900,446
Utilities 6.4%
Electric Utilities 3.4%
American Electric Power Co., Inc.	1,526,500	139,140,475
Eversource Energy	1,541,600	123,528,408
NextEra Energy, Inc.	575,600	126,102,448
Xcel Energy, Inc.	2,037,100	130,822,562
Total		519,593,893
Multi-Utilities 3.0%
Ameren Corp.	1,626,600	125,492,190
CMS Energy Corp.	1,731,700	109,183,685
Dominion Energy, Inc.	986,000	76,543,180
WEC Energy Group, Inc.	1,636,600	156,737,182
Total		467,956,237
Total Utilities		987,550,130
Total Common Stocks (Cost $9,924,562,530)		14,845,007,484

Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Russell 1000 Value ETF	1,243,300	154,890,314
Total Exchange-Traded Funds (Cost $149,619,870)		154,890,314

Money Market Funds 4.8%

Columbia Short-Term Cash Fund, 2.208%(a),(b)	743,680,665	743,606,297
Total Money Market Funds (Cost $743,652,278)		743,606,297
Total Investments in Securities (Cost: $10,817,834,678)		15,743,504,095
Other Assets & Liabilities, Net		(226,660,187)
Net Assets		15,516,843,908

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	490,295,640	831,691,354	(578,306,329)	743,680,665	10,304	(3,412)	3,267,804	743,606,297
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Dividend Income Fund | Quarterly Report 2019	3

Portfolio of Investments
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a),(b)
01/01/2029	5.000%	214,259	192,833
Total Corporate Bonds & Notes (Cost $214,259)			192,833

Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.2%
Indiana Finance Authority(c),(d)
Revenue Bonds
Parkview Health System
Series 2018D (Wells Fargo Bank)
11/01/2039	1.370%	1,500,000	1,500,000
New York 0.1%
City of New York(c),(d)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	1.390%	1,000,000	1,000,000
Total Floating Rate Notes (Cost $2,500,000)			2,500,000

Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.3%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Communities LLC
Series 2019
01/01/2054	5.000%	1,500,000	1,709,655
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	1,200,000	1,371,552
02/15/2046	5.000%	1,500,000	1,684,500
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2048	5.000%	230,000	265,590
Maricopa County Industrial Development Authority(e)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	3,595,000	3,821,988
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tempe Industrial Development Authority(e)
Revenue Bonds
Mirabella at ASU Project
Series 2017A
10/01/2047	6.125%	1,400,000	1,611,862
Total			10,465,147
California 9.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	900,000	1,062,756
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2040	5.000%	1,275,000	1,577,035
04/01/2041	5.000%	250,000	309,060
California Municipal Finance Authority(f)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2047	4.000%	1,000,000	1,099,180
12/31/2047	5.000%	3,405,000	4,096,862
California Municipal Finance Authority(e),(f),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	1,835,000	275,250
California Pollution Control Financing Authority(e),(f)
Revenue Bonds
Calplant I Project-Green
Subordinated Series 2019 AMT
12/01/2039	7.500%	5,000,000	4,872,450
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	1,250,000	1,389,000
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,664,655
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	2,750,000	2,760,835
Columbia High Yield Municipal Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,387,570
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,191,800
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,917,728
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	30,000	30,791
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	567,680
City of Santa Maria Water & Wastewater(h)
Refunding Revenue Bonds
Series 2012A
02/01/2025	0.000%	3,100,000	2,587,570
City of Upland
Prerefunded 01/01/21 Certificate of Participation
San Antonio Community Hospital
Series 2011
01/01/2041	6.500%	5,000,000	5,363,750
Compton Unified School District(h)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	2,094,177
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program
Revenue Bonds
Series 2012A
12/01/2025	3.500%	3,760,000	3,893,931
Empire Union School District(h)
Special Tax Bonds
Communities Facilities District No. 1987-1
Series 2002A (AMBAC)
10/01/2021	0.000%	1,665,000	1,616,432
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2043	6.500%	5,000,000	5,982,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	12,500,000	12,814,250
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	7,986,850
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	2,153,963
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2012
04/01/2042	5.000%	3,000,000	3,279,750
Total			73,976,075
Colorado 3.0%
Arista Metropolitan District
Limited General Obligation Refunding & Improvement Bonds
Series 2018
12/01/2048	5.125%	1,000,000	1,064,890
Colorado Bridge Enterprise(f)
Revenue Bonds
Central 70 Project
Series 2017 AMT
06/30/2051	4.000%	6,000,000	6,413,580
Colorado Health Facilities Authority
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,000,000	1,144,450
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	1,250,000	1,374,912
Revenue Bonds
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2052	6.000%	5,000,000	5,283,200
Leyden Rock Metropolitan District No. 10
Limited General Obligation Bonds
Series 2016A
12/01/2045	5.000%	1,000,000	1,052,870
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/2046	5.000%	1,500,000	1,559,115

2	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,591,550
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,581,195
Total			25,065,762
Connecticut 1.3%
Connecticut State Health & Educational Facility Authority(e)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,910,422
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2039	7.875%	4,000,000	4,154,360
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2038	5.000%	1,000,000	1,227,860
Series 2018E
09/15/2037	5.000%	500,000	618,035
Series 2019A
04/15/2037	4.000%	2,675,000	3,076,036
Total			10,986,713
District of Columbia 0.1%
District of Columbia
Revenue Bonds
Ingleside Rock Creek Project
Series 2017
07/01/2052	5.000%	1,000,000	1,074,180
Florida 9.4%
Capital Trust Agency, Inc.(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	7.125%	3,550,000	3,717,347
University Bridge LLC Student Housing Project
Series 2018
12/01/2058	5.250%	5,000,000	5,343,050
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,714,230
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2040	5.000%	5,000,000	5,714,050
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	3,000,000	3,399,360
County of Miami-Dade(h)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	5,164,800
County of Miami-Dade
Subordinated Refunding Revenue Bonds
Series 2012B
10/01/2037	5.000%	1,530,000	1,689,548
County of Miami-Dade Aviation(f)
Refunding Revenue Bonds
Series 2019A AMT
10/01/2049	5.000%	5,000,000	6,168,250
Florida Development Finance Corp.(e),(f)
Refunding Revenue Bonds
Virgin Trains USA Pass
Series 2019 AMT
01/01/2049	6.500%	5,000,000	4,762,400
Florida Development Finance Corp.(e)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2044	6.000%	4,000,000	4,008,120
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	5,406,464
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/2040	6.000%	3,750,000	3,851,700
Series 2012A
06/15/2043	6.125%	3,000,000	3,096,540
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	5,000,000	5,774,100
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	4,000,000	4,492,680

Columbia High Yield Municipal Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2042	5.125%	750,000	780,435
Orange County Industrial Development Authority(e),(f)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018-A AMT
07/01/2048	4.000%	4,100,000	2,605,878
Palm Beach County Health Facilities Authority
Revenue Bonds
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,414,263
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,923,648
South Lake County Hospital District
Revenue Bonds
South Lake Hospital, Inc.
Series 2010A
04/01/2039	6.250%	2,000,000	2,005,900
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/2041	5.250%	3,725,000	3,171,391
Westridge Community Development District(g)
Special Assessment Bonds
Series 2005
05/01/2037	0.000%	285,000	284,994
Total			77,489,148
Georgia 3.8%
Brookhaven Development Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2049	4.000%	2,500,000	2,830,800
City of Atlanta Department of Aviation(f),(i)
Revenue Bonds
Airport
Subordinated Series 2019 AMT
07/01/2037	4.000%	1,710,000	1,975,991
07/01/2040	4.000%	1,000,000	1,143,230
DeKalb County Hospital Authority
Prerefunded 09/01/20 Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	4,500,000	4,713,255
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
12/01/2048	6.250%	2,500,000	2,617,650
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 2017A
12/01/2042	4.050%	3,000,000	3,264,750
Georgia State Road & Tollway Authority(e),(h)
Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	9,100,000	7,187,635
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	355,000	416,656
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	3,208,050
Savannah Economic Development Authority
Refunding Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,956,295
Total			31,314,312
Hawaii 0.3%
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project
Series 2009A
11/15/2044	9.000%	2,375,000	2,411,337
Idaho 0.6%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2049	8.125%	4,000,000	4,550,120
Illinois 12.4%
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,813,300

4	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,889,991
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,201,980
Series 2011A
12/01/2041	5.000%	1,110,000	1,155,355
Series 2012A
12/01/2042	5.000%	1,000,000	1,057,480
Series 2016B
12/01/2046	6.500%	1,500,000	1,818,690
Series 2018D
12/01/2046	5.000%	5,000,000	5,334,350
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
ASSURED GUARANTY MUNICIPAL CORP
12/01/2035	5.000%	500,000	603,890
Chicago O’Hare International Airport(f)
Refunding Revenue Bonds
Senior Lien
Series 2018A AMT
01/01/2053	5.000%	5,000,000	5,996,750
Revenue Bonds
TriPs Obligated Group
Series 2018 AMT
07/01/2048	5.000%	800,000	945,920
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2040	5.000%	3,000,000	3,282,720
City of Chicago
Prerefunded 01/01/25 Revenue Bonds
Series 2002
01/01/2030	5.000%	1,000,000	1,197,720
Refunding Unlimited General Obligation Bonds
Series 2005D
01/01/2033	5.500%	1,000,000	1,137,580
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2040	5.000%	5,000,000	5,125,850
Series 2015A
01/01/2039	5.500%	500,000	562,295
Series 2017A
01/01/2038	6.000%	5,235,000	6,276,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2033	5.250%	1,000,000	1,101,490
Series 2007F
01/01/2042	5.500%	1,000,000	1,119,930
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,133,210
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	678,000	681,926
Illinois Finance Authority
Prerefunded 04/01/21 Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	3,450,000	3,762,949
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	1,190,000	1,202,305
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,075,950
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,750,000	4,205,550
Metropolitan Water Reclamation District of Greater Chicago
Green Unlimited General Obligation Bond
Series 2016E
12/01/2036	5.000%	2,225,000	2,644,835
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	1,620,000	1,930,311
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,419,600
State of Illinois
General Obligation
Series 2018A
05/01/2042	5.000%	4,800,000	5,476,272

Columbia High Yield Municipal Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Series 2016
01/01/2041	5.000%	3,830,000	4,245,210
Series 2017A
12/01/2035	5.000%	1,345,000	1,548,445
12/01/2038	5.000%	3,000,000	3,427,020
Series 2018A
05/01/2032	5.000%	2,500,000	2,923,450
05/01/2040	5.000%	4,000,000	4,579,560
05/01/2041	5.000%	3,910,000	4,468,270
05/01/2043	5.000%	3,000,000	3,416,790
Unlimited General Obligation Refunding Bonds
Series 2018B
10/01/2033	5.000%	1,000,000	1,172,500
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	584,000	585,040
Total			102,521,144
Indiana 0.4%
Indiana Finance Authority(e),(f)
Revenue Bonds
RES Polyflow Indiana Project Green Bonds
Series 2019 AMT
03/01/2039	7.000%	3,000,000	3,098,550
Iowa 1.3%
Iowa Finance Authority(j)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	2,076,331	2,237,641
Iowa Finance Authority(g)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/2056	0.000%	401,062	5,013
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	2,475,000	2,830,410
Series 2018-A
05/15/2043	5.000%	1,740,000	1,996,285
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	3,401,696
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa Student Loan Liquidity Corp.(f)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/2030	5.850%	175,000	180,763
Total			10,651,808
Kansas 1.6%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	2,880,000
University of Kansas Hospital Authority
Revenue Bonds
University of Kansas Health System
Series 2019A
09/01/2048	5.000%	5,000,000	6,121,650
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	4,070,000	4,070,855
Total			13,072,505
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,140,900
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2037	5.000%	1,500,000	1,817,805
Total			2,958,705
Louisiana 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	5,000,000	5,286,000
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	30,842

6	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/2042	5.000%	1,000,000	1,162,450
Louisiana Public Facilities Authority(f)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	4,420,000	4,897,271
Total			11,376,563
Maryland 0.6%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	4,000,000	4,786,120
Massachusetts 3.4%
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2042	7.000%	4,200,000	4,403,952
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2041	5.200%	1,000,000	1,000,740
Harvard University
Series 2016A
07/15/2040	5.000%	5,000,000	7,431,800
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,210,380
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,277,480
Massachusetts Development Finance Agency(h)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	1,391,019	411,881
Massachusetts Educational Financing Authority(f)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	1,500,000	1,619,445
Series 2016J AMT
07/01/2033	3.500%	2,035,000	2,134,267
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B AMT
07/01/2034	3.625%	3,135,000	3,424,549
Revenue Bonds
Series 2012J AMT
07/01/2021	5.000%	3,000,000	3,198,960
Total			28,113,454
Michigan 3.0%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,375,000	1,506,519
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,445,000	1,542,436
Series 2011C
07/01/2041	5.000%	1,025,000	1,079,438
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	3,580,000	3,919,420
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	600,000	667,242
Michigan State Housing Development Authority
Revenue Bonds
Series 2019A-1
10/01/2049	3.350%	2,500,000	2,601,725
Michigan Strategic Fund(f)
Revenue Bonds
I-75 Improvement Project
Series 2018 AMT
12/31/2043	5.000%	5,000,000	6,058,500
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/2034	6.000%	1,000,000	1,005,020
06/01/2048	6.000%	6,000,000	6,030,120
Total			24,410,420
Minnesota 1.8%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,607,450
07/01/2050	6.125%	1,500,000	1,542,285

Columbia High Yield Municipal Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	2,000,000	2,072,660
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	553,990
05/01/2051	5.000%	1,500,000	1,654,020
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018
09/01/2021	3.750%	3,100,000	3,112,276
Minneapolis/St. Paul Housing Finance Board(f)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA / FNMA) AMT
12/01/2038	5.000%	1,369	1,370
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,250,000	2,094,727
Total			14,638,778
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,216,824
Series 1992B
04/01/2022	6.700%	230,000	255,003
Total			2,471,827
Missouri 2.7%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2039	6.875%	5,000,000	5,009,950
Grundy County Industrial Development Authority
Revenue Bonds
Wright Memorial Hospital
Series 2009
09/01/2034	6.750%	2,250,000	2,256,165
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Industrial Development Authority(e)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	2,000,000	2,040,920
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights
Series 2010A
05/15/2045	8.250%	4,500,000	4,719,465
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	5,052,915
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	3,241,350
Total			22,320,765
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,377,364
Nebraska 0.7%
Central Plains Energy Project
Revenue Bonds
Project #3
Series 2012
09/01/2042	5.000%	5,000,000	5,463,950
Nevada 1.5%
City of Carson City
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	455,000	534,739
City of Reno(e),(h)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	19,500,000	2,823,015
City of Sparks(e)
Tax Anticipation Revenue Bonds
Sales
Series 2008A
06/15/2028	6.750%	5,000,000	5,005,100

8	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,715,521
Series 2018A
12/15/2048	5.000%	1,500,000	1,606,575
Total			12,684,950
New Hampshire 0.6%
New Hampshire Business Finance Authority(e)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	1,750,000	1,928,045
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	6.125%	2,500,000	2,715,350
Total			4,643,395
New Jersey 4.2%
City of Atlantic City
Unlimited General Obligation Refunding Bonds
Tax Appeal
Series 2013
12/01/2021	5.000%	2,500,000	2,597,200
12/01/2024	5.000%	2,095,000	2,242,928
12/01/2025	5.000%	450,000	481,455
12/01/2028	5.000%	270,000	287,056
Middlesex County Improvement Authority(g)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	12
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/2025	0.000%	2,750,000	28,875
01/01/2037	0.000%	6,450,000	67,725
New Jersey Building Authority
Prerefunded 06/15/26 Revenue Bonds
Series 2016A
06/15/2030	4.000%	400,000	473,004
New Jersey Economic Development Authority
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	558,730
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	960,000	1,042,618
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,500,000	1,660,485
Series 2015WW
06/15/2040	5.250%	375,000	427,909
New Jersey Economic Development Authority(f)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A AMT
06/15/2043	5.125%	2,000,000	2,132,320
New Jersey Higher Education Student Assistance Authority(f)
Subordinated Revenue Bonds
Series 2013-1B AMT
12/01/2043	4.750%	5,000,000	5,373,000
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2029	5.000%	3,000,000	3,590,880
Transportation System
Series 2018A
12/15/2036	5.000%	2,500,000	2,991,475
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,953,000
Series 2019
06/15/2046	5.000%	5,000,000	5,865,750
South Jersey Port Corp.(f)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B AMT
01/01/2048	5.000%	600,000	698,988
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	835,000	957,695
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	1,146,421
Total			34,577,526
New Mexico 1.0%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2049	5.000%	2,025,000	2,309,715

Columbia High Yield Municipal Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program Class I Bonds
Series 2019C (GNMA)
07/01/2049	3.700%	5,630,000	5,976,358
Total			8,286,073
New York 2.0%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,370,009
Build NYC Resource Corp.(e)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	781,937
Taxable International Leadership
Series 2016
07/01/2021	5.000%	115,000	115,213
Glen Cove Local Economic Assistance Corp.(j)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,397,800
Jefferson County Industrial Development Agency(e),(f)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,620,000	1,625,443
Nassau County Tobacco Settlement Corp.(h)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	858,000
New York Transportation Development Corp.(f)
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018 AMT
01/01/2036	4.000%	1,000,000	1,105,420
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	5,000,000	5,284,450
Port Authority of New York & New Jersey(f)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/2019	6.750%	20,000	20,215
Total			16,558,487
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 2.0%
Durham Housing Authority(f)
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	2,955,419	3,375,354
North Carolina Medical Care Commission
Refunding Revenue Bonds
United Methodist Retirement Community
Series 2017
10/01/2047	5.000%	2,250,000	2,510,528
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,172,860
Revenue Bonds
Novant Health Obligated Group
Series 2019
11/01/2049	4.000%	8,320,000	9,506,349
Total			16,565,091
North Dakota 0.3%
City of Fargo
Revenue Bonds
Sanford Obligation Group
Series 2011
11/01/2031	6.250%	2,500,000	2,769,700
Ohio 2.7%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	13,795,000	13,863,975
Lake County Port & Economic Development Authority(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	3,000,000	3,144,240
Ohio Air Quality Development Authority(e),(f)
Revenue Bonds
Pratt Paper LLC Project
Series 2017 AMT
01/15/2048	4.500%	500,000	542,765
State of Ohio(f)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
12/31/2039	5.000%	4,100,000	4,645,054
Total			22,196,034

10	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 1.0%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	1,105,840
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,425,098
State of Oregon Housing & Community Services Department
Revenue Bonds
Single-Family Mortgage Program
Series 2018C
07/01/2043	3.950%	1,485,000	1,606,666
Warm Springs Reservation Confederated Tribe(k)
Revenue Bonds
Pelton Round Butte Tribal
Series 2009B
11/01/2033	6.375%	2,410,000	2,430,124
Total			8,567,728
Pennsylvania 4.9%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,531,612
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,796,200
Dauphin County Industrial Development Authority(f)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,200,000	3,852,736
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	2,093,040
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	1,132,460
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	3,000,000	3,107,970
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,650,000	1,916,508
06/30/2042	5.000%	3,700,000	4,240,977
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	3,375,000	3,419,044
Pennsylvania Higher Educational Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Shippensburg University
Series 2011
10/01/2043	6.250%	2,000,000	2,212,020
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2018-127B
04/01/2042	3.950%	1,485,000	1,612,725
Pennsylvania Turnpike Commission
Revenue Bonds
Subordinated Series 2019A
12/01/2049	4.000%	4,300,000	4,776,913
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Wesley Enhanced Living
Series 2017
07/01/2049	5.000%	2,250,000	2,497,050
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,189,789
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,942,272
Series 2017E (BAM)
12/01/2037	4.000%	1,000,000	1,132,450
Total			40,453,766
Rhode Island 0.6%
Rhode Island Student Loan Authority(f)
Refunding Revenue Bonds
Series 2018A AMT
12/01/2034	3.500%	2,085,000	2,216,939

Columbia High Yield Municipal Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2016A AMT
12/01/2027	3.125%	2,675,000	2,789,169
Total			5,006,108
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	781,995
05/01/2048	5.125%	1,500,000	1,567,725
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,465,960
Total			6,815,680
Tennessee 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2019
10/01/2058	5.250%	835,000	1,022,691
Tennessee Housing Development Agency
Revenue Bonds
Issue 3
Series 2018
07/01/2043	3.850%	5,965,000	6,433,790
Total			7,456,481
Texas 7.8%
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	5,000,000	5,128,100
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Subordinated Revenue Bonds
Lien
Series 2011
01/01/2041	6.750%	5,000,000	5,364,950
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2015B
08/15/2037	5.000%	3,000,000	3,443,040
City of Houston Airport System(f)
Refunding Revenue Bonds
Special Facilities - United Airlines
Series 2011A AMT
07/15/2038	6.625%	4,000,000	4,318,920
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,864,105
Deaf Smith County Hospital District
Prerefunded 03/01/20 Limited General Obligation Bonds
Series 2010A
03/01/2040	6.500%	4,000,000	4,105,000
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Bridgemoor Plano Project
12/01/2053	7.250%	4,000,000	4,265,480
Cardinal Bay Senior Living/Village on the Park
Series 2016A-1
07/01/2046	5.000%	950,000	1,058,984
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	4,930,000	5,182,564
Legacy Midtown Park Project
Series 2018A
07/01/2054	5.500%	2,500,000	2,658,100
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	948,390
Series 2015A
07/01/2047	5.000%	1,000,000	964,250
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2047	5.125%	3,585,000	3,682,082
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	1,068,240
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,400,980
Sanger Industrial Development Corp.(e),(f),(g)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	0.000%	4,950,000	1,237,500
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2052	6.750%	3,500,000	4,041,695

12	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,075,920
Texas Private Activity Bond Surface Transportation Corp.(f)
Revenue Bonds
Segment 3C Project
Series 2019 AMT
06/30/2058	5.000%	1,300,000	1,539,161
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,947,134
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	500,000	594,225
Total			63,888,820
Utah 0.3%
Salt Lake City Corp. Airport(f)
Revenue Bonds
Series 2017A AMT
07/01/2037	5.000%	2,000,000	2,415,540
Virginia 3.0%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,550,321
City of Chesapeake Expressway Toll Road(h)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	7,539,111
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,306,296
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2036	6.875%	2,500,000	2,647,825
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007-B1
06/01/2047	5.000%	5,000,000	5,012,550
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority(f)
Revenue Bonds
Transform 66 P3 Project
Series 2017 AMT
12/31/2052	5.000%	5,000,000	5,779,150
Total			24,835,253
Washington 4.0%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2042	5.500%	2,150,000	2,219,875
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,574,976
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,342,438
12/01/2045	6.250%	2,500,000	2,678,000
Port of Seattle(f)
Revenue Bonds
Intermediate Lien
Series 2019 AMT
04/01/2044	5.000%	5,000,000	6,149,050
Port of Seattle Industrial Development Corp.(f)
Refunding Revenue Bonds
Special Facilities Delta Air Lines, Inc.
Series 2012 AMT
04/01/2030	5.000%	2,500,000	2,750,350
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,385,000	1,393,296
Washington State Housing Finance Commission(e)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2051	5.000%	2,150,000	2,326,300
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,402,950
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	4,850,000	5,242,995
Total			33,080,230

Columbia High Yield Municipal Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 1.9%
Public Finance Authority
Prerefunded 12/01/20 Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015
12/01/2050	5.150%	850,000	931,753
Refunding Revenue Bonds
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	4,750,051
Unrefunded Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015
12/01/2050	5.150%	2,370,000	2,424,368
Public Finance Authority(f)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/2030	4.300%	2,000,000	2,140,840
Waste Management, Inc. Project
Series 2016 AMT
05/01/2027	2.875%	630,000	675,278
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods At Marylhurst
Series 2017
05/15/2052	5.250%	2,300,000	2,579,496
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	969,318
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	750,000	789,922
Total			15,261,026
Total Municipal Bonds (Cost $759,585,973)			811,656,635

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.233%(l)	600,919	600,979
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.207%(l)	703,867	703,867
Total Money Market Funds (Cost $1,304,786)		1,304,846
Total Investments in Securities (Cost $763,605,018)		815,654,314
Other Assets & Liabilities, Net		7,737,207
Net Assets		$823,391,521

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2019, the total value of these securities amounted to $192,833, which represents 0.02% of total net assets.
(b)	Valuation based on significant unobservable inputs.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of August 31, 2019.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2019, the total value of these securities amounted to $98,779,448, which represents 12.00% of total net assets.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2019, the total value of these securities amounted to $1,899,369, which represents 0.23% of total net assets.
(h)	Zero coupon bond.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2019.
(k)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2019, the total value of these securities amounted to $2,430,124, which represents 0.30% of total net assets.
(l)	The rate shown is the seven-day current annualized yield at August 31, 2019.
14	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2019 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Municipal Fund | Quarterly Report 2019	15

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	48,547,110	207,781,633
Total Alternative Strategies Funds (Cost $211,620,189)		207,781,633

Common Stocks 6.9%
Issuer	Shares	Value ($)
Real Estate 6.9%
Equity Real Estate Investment Trusts (REITS) 6.9%
Alexandria Real Estate Equities, Inc.	66,054	9,897,531
American Homes 4 Rent, Class A	288,792	7,387,299
American Tower Corp.	25,108	5,779,611
AvalonBay Communities, Inc.	38,877	8,263,695
Camden Property Trust	19,321	2,091,498
Coresite Realty Corp.	36,571	4,248,819
Corporate Office Properties Trust	70,873	2,047,521
CubeSmart	149,760	5,374,886
Digital Realty Trust, Inc.	108,727	13,441,919
Duke Realty Corp.	214,121	7,123,806
Equinix, Inc.	14,648	8,148,390
Equity LifeStyle Properties, Inc.	92,133	12,412,158
Equity Residential	69,411	5,883,276
Essex Property Trust, Inc.	38,174	12,263,779
Extra Space Storage, Inc.	47,171	5,751,088
Farmland Partners, Inc.	60,741	366,268
First Industrial Realty Trust, Inc.	175,402	6,831,908
Four Corners Property Trust, Inc.	79,329	2,260,083
HCP, Inc.	153,438	5,325,833
Highwoods Properties, Inc.	133,177	5,754,578
Host Hotels & Resorts, Inc.	415,499	6,664,604
Investors Real Estate Trust	25,039	1,733,951
Invitation Homes, Inc.	281,704	8,101,807
Life Storage, Inc.	48,409	5,129,418
Mack-Cali Realty Corp.	183,110	3,729,951
Medical Properties Trust, Inc.	239,520	4,452,677
National Storage Affiliates Trust	65,428	2,189,221
Outfront Media, Inc.	60,101	1,651,576
ProLogis, Inc.	103,981	8,694,891
Common Stocks (continued)
Issuer	Shares	Value ($)
Simon Property Group, Inc.	74,156	11,044,795
SITE Centers Corp.	185,828	2,575,576
STORE Capital Corp.	243,622	9,199,167
Sun Communities, Inc.	39,498	5,837,804
Ventas, Inc.	94,119	6,907,393
Total		208,566,777
Total Real Estate		208,566,777
Total Common Stocks (Cost $198,252,112)		208,566,777

Foreign Government Obligations(b),(c) 8.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.3%
Canadian Government Bond
06/01/2028	2.000%	CAD	10,108,000	8,131,451
France 0.8%
French Republic Government Bond OAT(d)
10/25/2027	2.750%	EUR	6,973,000	9,785,308
11/25/2028	0.750%	EUR	5,778,000	7,067,995
05/25/2045	3.250%	EUR	2,102,464	4,024,096
05/25/2048	2.000%	EUR	1,876,000	2,980,260
Total				23,857,659
Italy 0.9%
Italy Buoni Poliennali Del Tesoro(d)
09/01/2028	4.750%	EUR	9,577,000	14,113,080
09/01/2046	3.250%	EUR	4,492,000	6,349,738
03/01/2047	2.700%	EUR	4,678,000	6,055,842
Total				26,518,660
Japan 2.7%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	1,739,150,000	17,015,921
Japan Government 20-Year Bond
06/20/2032	1.500%	JPY	23,300,000	266,485
09/20/2037	0.600%	JPY	932,350,000	9,704,979
Japan Government 30-Year Bond
03/20/2037	2.400%	JPY	288,250,000	3,861,120
03/20/2047	0.800%	JPY	1,233,950,000	13,720,790
06/20/2047	0.800%	JPY	337,300,000	3,755,570
09/20/2047	0.800%	JPY	1,118,800,000	12,461,748
03/20/2048	0.800%	JPY	1,193,450,000	13,323,591
03/20/2049	0.500%	JPY	779,000,000	8,078,986
Total				82,189,190
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2019 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Malaysia 0.7%
Malaysia Sovereign Sukuk Bhd(d)
04/22/2025	3.043%		17,400,000	18,188,707
Malaysia Sukuk Global Bhd(d)
04/27/2026	3.179%		2,400,000	2,536,627
Total				20,725,334
New Zealand 1.0%
New Zealand Government Bond
04/15/2025	2.750%	NZD	16,956,000	11,797,372
04/20/2029	3.000%	NZD	10,470,000	7,761,093
New Zealand Government Bond(d)
04/15/2027	4.500%	NZD	12,023,000	9,534,287
Total				29,092,752
South Africa 1.3%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	467,000,000	34,593,667
01/31/2030	8.000%	ZAR	78,000,000	4,823,857
Total				39,417,524
South Korea 0.6%
Korea Treasury Bond
12/10/2028	2.375%	KRW	17,210,000,000	15,621,749
06/10/2029	1.875%	KRW	4,100,000,000	3,580,017
Total				19,201,766
United Kingdom 0.6%
United Kingdom Gilt(d)
06/07/2032	4.250%	GBP	5,928,000	10,441,905
01/22/2045	3.500%	GBP	3,257,133	6,168,165
Total				16,610,070
Total Foreign Government Obligations (Cost $251,218,250)				265,744,406

Inflation-Indexed Bonds(b) 19.7%

Australia 0.6%
Australia Government Bond(d)
11/21/2027	0.750%	AUD	4,972,609	3,625,480
08/21/2035	2.000%	AUD	3,970,780	3,541,181
08/21/2040	1.250%	AUD	2,499,863	2,081,354
Australia Government Index-Linked Bond(d)
09/20/2025	3.000%	AUD	11,146,447	9,029,502
Total				18,277,517
Brazil 0.2%
Brazil Notas do Tesouro Nacional Serie B
08/15/2026	6.000%	BRL	18,156,741	5,130,378
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 1.1%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	17,590,935	17,306,380
12/01/2031	4.000%	CAD	9,743,392	10,854,728
12/01/2036	3.000%	CAD	5,632,816	6,275,018
Total				34,436,126
France 0.9%
France Government Bond OAT(d)
07/25/2030	0.700%	EUR	4,671,337	6,310,788
07/25/2032	3.150%	EUR	3,355,258	5,951,442
French Republic Government Bond OAT(d)
07/25/2024	0.250%	EUR	11,052,703	13,186,624
07/25/2040	1.800%	EUR	813,659	1,485,101
Total				26,933,955
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	6,972,381	9,256,849
05/15/2028	1.300%	EUR	7,426,270	8,836,203
09/15/2035	2.350%	EUR	2,292,008	3,216,102
09/15/2041	2.550%	EUR	2,023,819	2,958,181
Total				24,267,335
Japan 1.2%
Japanese Government CPI-Linked Bond
03/10/2025	0.100%	JPY	924,656,400	8,934,486
03/10/2026	0.100%	JPY	800,442,520	7,787,013
03/10/2027	0.100%	JPY	1,877,046,875	18,414,725
Total				35,136,224
New Zealand 0.4%
New Zealand Government Inflation-Linked Bond(d)
09/20/2025	2.000%	NZD	15,989,147	11,347,359
United Kingdom 5.9%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2024	0.125%	GBP	8,431,275	11,824,619
03/22/2029	0.125%	GBP	12,032,538	19,547,933
03/22/2034	0.750%	GBP	8,016,899	15,743,529
11/22/2037	1.125%	GBP	8,992,206	20,359,881
03/22/2044	0.125%	GBP	13,430,325	29,204,096
03/22/2052	0.250%	GBP	18,378,943	47,547,846
11/22/2056	0.125%	GBP	9,031,421	24,597,794
11/22/2065	0.125%	GBP	2,300,702	7,427,556
Total				176,253,254

2	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2019 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 8.6%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	22,889,562	22,742,735
01/15/2024	0.625%	45,274,916	46,396,628
01/15/2025	0.250%	42,394,219	42,931,118
07/15/2027	0.375%	34,835,255	35,978,953
01/15/2028	0.500%	32,790,911	34,155,572
07/15/2028	0.750%	12,129,733	12,977,442
01/15/2029	0.875%	23,993,840	25,981,203
02/15/2042	0.750%	9,788,377	10,740,724
02/15/2043	0.625%	9,075,377	9,652,150
02/15/2045	0.750%	8,262,397	9,041,106
02/15/2048	1.000%	5,977,776	7,015,266
Total			257,612,897
Total Inflation-Indexed Bonds (Cost $557,609,683)			589,395,045

Residential Mortgage-Backed Securities - Agency 8.4%

Federal National Mortgage Association(e)
09/17/2034	2.500%	16,448,328	16,667,080
09/17/2034- 09/12/2049	3.000%	37,150,000	37,934,742
09/12/2049	3.500%	41,000,000	42,140,313
09/12/2049	4.000%	78,050,000	81,031,754
09/12/2049	4.500%	19,600,000	20,635,125
09/12/2049	5.000%	4,550,000	4,858,547
Government National Mortgage Association(e)
09/19/2049	3.500%	41,446,000	43,122,118
09/19/2049	4.000%	4,500,000	4,712,344
Total Residential Mortgage-Backed Securities - Agency (Cost $250,608,662)			251,102,023

U.S. Treasury Obligations 10.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/30/2024	2.125%	22,311,000	23,100,600
08/15/2027	2.250%	42,549,000	45,022,161
11/15/2027	2.250%	41,404,000	43,855,893
02/15/2028	2.750%	39,448,000	43,392,800
05/15/2028	2.875%	38,244,000	42,540,474
11/15/2028	3.125%	35,951,000	40,927,966
02/15/2029	2.625%	35,908,000	39,425,862
05/15/2029	2.375%	35,527,000	38,285,894
Total U.S. Treasury Obligations (Cost $293,955,865)			316,551,650

Options Purchased Puts 0.2%
Value ($)
(Cost $3,934,484)	6,990,060

Money Market Funds 33.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(a),(f)	993,560,882	993,461,526
Total Money Market Funds (Cost $993,464,014)		993,461,526
Total Investments in Securities (Cost: $2,760,663,259)		2,839,593,120
Other Assets & Liabilities, Net		154,349,261
Net Assets		2,993,942,381

At August 31, 2019, securities and/or cash totaling $146,546,857 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
21,478,000 BRL	5,237,132 USD	Citi	10/11/2019	63,595	—
22,733,822,000 KRW	18,744,906 USD	Citi	10/11/2019	—	(55,146)
201,307,097 GBP	246,886,043 USD	HSBC	10/11/2019	1,538,807	—
28,398,843,000 JPY	267,554,065 USD	HSBC	10/11/2019	—	(502,813)
28,603,000 NOK	3,190,334 USD	HSBC	10/11/2019	48,550	—
64,015,000 NZD	40,877,610 USD	HSBC	10/11/2019	499,391	—
19,465,000 NZD	12,257,986 USD	HSBC	10/11/2019	—	(19,793)
53,000 PLN	13,471 USD	HSBC	10/11/2019	149	—
90,924,000 SEK	9,421,503 USD	HSBC	10/11/2019	134,057	—
8,358,000 SGD	6,023,997 USD	HSBC	10/11/2019	—	(1,336)
12,154,872 USD	1,289,277,000 JPY	HSBC	10/11/2019	14,623	—
45,395 USD	906,000 MXN	HSBC	10/11/2019	—	(477)
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
30,479,448 USD	273,552,000 NOK	HSBC	10/11/2019	—	(432,212)
42,860,987 USD	67,121,000 NZD	HSBC	10/11/2019	—	(523,622)
448,983 USD	4,333,000 SEK	HSBC	10/11/2019	—	(6,389)
2,033,036 USD	2,821,000 SGD	HSBC	10/11/2019	640	—
605,656,000 ZAR	39,608,141 USD	HSBC	10/11/2019	—	(125,536)
67,535,000 AUD	45,715,988 USD	Morgan Stanley	10/11/2019	182,687	—
57,581,000 CAD	43,297,195 USD	Morgan Stanley	10/11/2019	23,815	—
79,280,000 CHF	80,970,287 USD	Morgan Stanley	10/11/2019	592,560	—
15,580,000 CHF	15,779,727 USD	Morgan Stanley	10/11/2019	—	(15,997)
51,263,000 DKK	7,641,500 USD	Morgan Stanley	10/11/2019	62,463	—
192,367,300 EUR	213,927,827 USD	Morgan Stanley	10/11/2019	1,885,954	—
111,970,000 HKD	14,274,605 USD	Morgan Stanley	10/11/2019	—	(5,840)
4,252,775 USD	6,313,000 AUD	Morgan Stanley	10/11/2019	3,562	—
60,004,904 USD	79,800,000 CAD	Morgan Stanley	10/11/2019	—	(33,460)
5,899,673 USD	5,825,000 CHF	Morgan Stanley	10/11/2019	5,981	—
1,911,113 USD	12,928,000 DKK	Morgan Stanley	10/11/2019	243	—
17,698,500 USD	16,059,000 EUR	Morgan Stanley	10/11/2019	2,951	—
10,132,782 USD	8,315,000 GBP	Morgan Stanley	10/11/2019	1,298	—
3,644,586 USD	28,576,000 HKD	Morgan Stanley	10/11/2019	—	(57)
Total				5,061,326	(1,722,678)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	514	09/2019	AUD	76,477,222	1,933,585	—
Canadian Government 10-Year Bond	293	12/2019	CAD	42,508,440	126,106	—
Euro-Bund	23	09/2019	EUR	4,119,300	212,680	—
Japanese 10-Year Government Bond	50	09/2019	JPY	7,760,000,000	785,637	—
Long Gilt	274	12/2019	GBP	36,792,720	130,779	—
MSCI EAFE Index Future	3,354	09/2019	USD	309,222,030	—	(5,520,729)
MSCI Emerging Markets Index	2,466	09/2019	USD	121,327,200	—	(4,254,988)
S&P Mid 400 E-mini	5,050	09/2019	USD	738,512,000	—	(1,127,505)
S&P/TSX 60 Index	220	09/2019	CAD	43,186,000	232,022	—
U.S. Long Bond	42	12/2019	USD	6,940,500	39,269	—
U.S. Treasury 10-Year Note	1,274	12/2019	USD	167,809,688	355,764	—
U.S. Treasury 5-Year Note	109	12/2019	USD	13,077,445	20,230	—
U.S. Ultra Bond 10-Year Note	529	12/2019	USD	76,407,438	209,663	—
Total					4,045,735	(10,903,222)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	(419)	09/2019	JPY	(6,326,900,000)	1,674,594	—
TOPIX Index	(620)	09/2019	JPY	(9,362,000,000)	—	(296,477)
Total					1,674,594	(296,477)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 E-mini	JPMorgan	USD	221,261,120	1,513	3,010.00	09/20/2019	3,934,484	6,990,060

4	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2019 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 31	Morgan Stanley	06/20/2024	1.000	Quarterly	2.154	USD	252,800,000	(5,064,956)	—	—	—	(5,064,956)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.396	USD	334,406,160	6,447,899	—	—	6,447,899	—
Markit CDX North America Investment Grade Index, Series 32	Morgan Stanley	06/20/2024	1.000	Quarterly	0.544	USD	234,614,000	1,621,524	—	—	1,621,524	—
Markit iTraxx Europe Crossover Index, Series 31	Morgan Stanley	06/20/2024	5.000	Quarterly	2.513	EUR	72,595,000	1,318,783	—	—	1,318,783	—
Total								4,323,250	—	—	9,388,206	(5,064,956)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	59,902,339	16,071,220	(27,426,449)	48,547,110	—	(29,413,174)	26,766,752	—	207,781,633
Columbia Short-Term Cash Fund, 2.208%
	985,038,263	1,080,315,501	(1,071,792,882)	993,560,882	—	(12,196)	(2,090)	6,261,358	993,461,526
Total					—	(29,425,370)	26,764,662	6,261,358	1,201,243,159

(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by the government.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2019, the total value of these securities amounted to $354,325,430, which represents 11.83% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2019.
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2019 (Unaudited)
Currency Legend  (continued)
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2019

Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	3.753%	2,500,000	2,465,100
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	3.728%	2,500,000	2,468,780
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	3.926%	7,000,000	7,000,245
Ocwen Master Advance Receivables Trust(a)
Series 2019-T1 Class DT1
08/15/2050	3.107%	1,125,000	1,126,449
SoFi Consumer Loan Program Repack Trust(a),(c),(d)
Series 2018-3 Class R1A
08/30/2027	2.000%	1,231,244	1,219,424
Series 2018-4 Class R1A
12/01/2027	2.000%	1,920,837	1,895,674
Series 2019-1 Class R1A
03/01/2028	2.000%	1,737,033	1,711,325
Series 2019-2 Class R1A
04/28/2028	2.000%	1,942,437	1,910,387
Series 2019-3 Class R1A
05/30/2028	2.000%	2,759,500	2,709,277
Upgrade Receivables Trust(a)
Series 2019-2A Class A
10/15/2025	2.770%	6,000,000	6,002,829
Series 2019-2A Class B
10/15/2025	3.510%	3,887,000	3,886,374
Total Asset-Backed Securities — Non-Agency (Cost $32,386,022)			32,395,864

Commercial Mortgage-Backed Securities - Non-Agency 2.3%

CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	3.695%	5,000,000	5,000,054
Progress Residential Trust(a)
Series 2018-SF3 Class B
10/17/2035	4.079%	2,000,000	2,081,042
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-SFR3 Class F
09/17/2036	3.867%	6,700,000	6,692,026
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $13,754,938)			13,773,122

Residential Mortgage-Backed Securities - Agency 42.0%

Federal Home Loan Mortgage Corp.(b),(d),(e)
CMO Series 4914 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/25/2049	3.830%	14,853,922	2,933,650
Federal National Mortgage Association(f)
09/12/2049	3.000%	146,000,000	148,885,782
09/12/2049	3.500%	33,000,000	33,917,813
Federal National Mortgage Association(b),(e)
CMO Series 2016-53 Class AS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.855%	28,196,234	6,128,443
Government National Mortgage Association(f)
09/19/2049	3.000%	48,000,000	49,489,687
Government National Mortgage Association(b),(d),(e)
CMO Series 2019-97 Class GS
1-month LIBID + 6.100% Cap 6.100% 08/20/2049	3.905%	18,000,000	3,195,000
CMO Series 2019-97 Class SA
1-month LIBID + 6.100% Cap 6.100% 08/20/2049	3.905%	18,000,000	3,600,000
Government National Mortgage Association(b),(c),(d),(e)
CMO Series 2019-98 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/20/2049	3.905%	22,737,676	4,604,379
Total Residential Mortgage-Backed Securities - Agency (Cost $252,096,228)			252,754,754

Residential Mortgage-Backed Securities - Non-Agency 19.0%

Bayview Opportunity Master Fund IIIb Trust(a),(d),(g)
CMO Series 2019-LT1 Class A1
08/28/2034	3.228%	10,000,000	10,000,000
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2019	1

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), August 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.495%	4,000,000	4,009,498
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	4.004%	5,000,000	5,025,475
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	3.895%	1,302,608	1,301,064
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	3.490%	7,700,000	7,699,988
BRAVO Residential Funding Trust(a),(g)
CMO Series 2019-NQM1 Class B1
07/25/2059	4.006%	4,782,000	4,786,691
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,512,500	2,515,060
Citigroup Mortgage Loan Trust(a),(g)
CMO Series 2019-C Class A1
03/25/2082	3.228%	10,000,000	9,999,954
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	4,500,000	4,475,250
Eagle RE Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	3.966%	4,108,007	4,115,360
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	3.395%	5,000,000	4,998,204
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	3.945%	7,000,000	6,972,276
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	5,000,000	5,051,500
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	4,238,000	4,246,010
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.241%	2,294,469	2,288,012
Vericrest Opportunity Loan Transferee LXIX LLC(a)
CMO Series 2018-NPL5 Class A1B
08/25/2048	4.704%	5,500,000	5,530,565
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL4 Class A1A
08/25/2049	3.352%	4,994,949	4,994,945
CMO Series 2019-NPL4 Class A1B
08/25/2049	4.150%	7,350,000	7,382,884
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	10,000,000	9,999,994
Verus Securitization Trust(a),(g)
CMO Series 2019-3 Class M1
07/25/2059	3.139%	6,995,000	7,035,169
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	2,289,000	2,301,828
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $114,668,852)			114,729,727

Money Market Funds 66.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(h),(i)	398,193,110	398,153,291
Total Money Market Funds (Cost $398,157,635)		398,153,291
Total Investments in Securities (Cost: $811,063,675)		811,806,758
Other Assets & Liabilities, Net		(210,185,755)
Net Assets		601,621,003

At August 31, 2019, securities and/or cash totaling $25,362,897 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,939,295,000 JPY	46,464,960 USD	Citi	09/18/2019	—	(77,898)
415,626,000 NOK	46,285,463 USD	Citi	09/18/2019	657,062	—
284,281 USD	30,115,000 JPY	Citi	09/18/2019	—	(508)
2	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2019

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), August 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
77,379,283 USD	692,942,000 NOK	Citi	09/18/2019	—	(1,306,479)
30,297,000 CHF	30,936,930 USD	Credit Suisse	09/18/2019	286,369	—
77,301,967 USD	102,722,000 CAD	Credit Suisse	09/18/2019	—	(131,008)
31,689 USD	31,000 CHF	Credit Suisse	09/18/2019	—	(328)
13,551,000 GBP	16,619,150 USD	HSBC	10/11/2019	103,585	—
140,196,000 MXN	7,024,446 USD	HSBC	10/11/2019	73,839	—
9,424,093 USD	90,949,000 SEK	HSBC	10/11/2019	—	(134,094)
46,638,754 USD	72,665,000 NZD	Morgan Stanley	09/18/2019	—	(833,897)
5,462,843 USD	8,070,000 AUD	Morgan Stanley	10/11/2019	—	(21,905)
12,479,054 USD	12,224,000 CHF	Morgan Stanley	10/11/2019	—	(85,799)
69,565,000 EUR	77,372,976 USD	UBS	09/18/2019	832,842	—
102,413 USD	92,000 EUR	UBS	09/18/2019	—	(1,188)
Total				1,953,697	(2,593,104)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	221	09/2019	EUR	7,555,990	—	(118,488)
Euro-OAT	8	09/2019	EUR	1,363,200	74,480	—
Hang Seng Index	42	09/2019	HKD	53,781,000	—	(31,443)
Long Gilt	29	12/2019	GBP	3,894,120	13,842	—
S&P Mid 400 E-mini	400	09/2019	USD	58,496,000	—	(1,347,992)
SPI 200 Index	190	09/2019	AUD	31,212,250	—	(547,242)
Total					88,322	(2,045,165)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	(40)	09/2019	EUR	(5,812,400)	—	(725,702)
FTSE 100 Index	(25)	09/2019	GBP	(1,795,125)	94,175	—
MSCI Emerging Markets Index	(151)	09/2019	USD	(7,429,200)	311,061	—
S&P/TSX 60 Index	(36)	09/2019	CAD	(7,066,800)	—	(16,586)
TOPIX Index	(510)	09/2019	JPY	(7,701,000,000)	2,500,821	—
U.S. Treasury 10-Year Note	(344)	12/2019	USD	(45,311,250)	128,432	—
Total					3,034,489	(742,288)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(50,000,000)	(50,000,000)	1.55	11/22/2019	(115,000)	(83,015)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.855%	3-Month CAD Canada Bankers’ Acceptances	Receives Semi-annually, Pays Semi-annually	Morgan Stanley	08/01/2029	CAD	9,833,000	182,018	—	—	182,018	—
6-Month GBP LIBOR	Fixed rate of 0.806%	Receives Semi-annually, Pays Semi-annually	Morgan Stanley	08/01/2029	GBP	40,430,000	(856,384)	—	—	—	(856,384)
Fixed rate of 1.345%	6-Month AUD BBA LIBOR	Receives Semi-annually, Pays Semi-annually	Morgan Stanley	08/02/2029	AUD	58,003,000	944,603	—	—	944,603	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2019	3

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), August 31, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.013%	6-Month JPY BBA LIBOR	Receives Semi-annually, Pays Semi-annually	Morgan Stanley	08/05/2029	JPY	24,892,153,000	2,888,990	—	—	2,888,990	—
Fixed rate of 1.950%	3-Month USD LIBOR	Receives Semi-annually, Pays Quarterly	Morgan Stanley	08/05/2029	USD	48,403,000	2,527,314	—	—	2,527,314	—
6-Month EURIBOR	Fixed rate of 0.002%	Receives Semi-annually, Pays Annually	Morgan Stanley	08/05/2029	EUR	73,989,000	(2,319,127)	—	—	—	(2,319,127)
Total							3,367,414	—	—	6,542,925	(3,175,511)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	8,910,000	(131,291)	—	—	—	(131,291)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER (BCCFBA3P)†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2019	USD	2,337,791	(48,567) ††	(660)	—	—	—	(49,227)
Total return on Barclays Dualis Volatility Weighted Index (BCCFDUVP)†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2019	USD	3,861,322	(49,905) ††	(1,682)	—	—	—	(51,587)
Total return on Barclays TrendStar+ Alt Roll 2 Index (BXIITSP2)†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2019	USD	2,766,658	(55,367) ††	(1,339)	336	—	—	(57,042)
Total return on Barclays TrendStar+ Alt Roll 2 Index (BXIITSP2)†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2019	USD	3,264,890	(65,337) ††	(1,580)	566	—	—	(67,483)
Total return on Barclays Dualis Volatility Weighted Index (BCCFDUVP)†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2019	USD	8,207,497	(106,076) ††	(3,574)	—	—	—	(109,650)
Total return on Barclays TrendStar+ Alt Roll 2 Index (BXIITSP2)†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2019	USD	5,828,305	(116,637) ††	(2,820)	712	—	—	(120,169)
4	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2019

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), August 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER (BCCFBA3P)†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2019	USD	8,274,678	(171,903) ††	(2,336)	—	—	—	(174,239)
Total return on Barclays TrendStar+ Alt Roll 2 Index (BXIITSP2)†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2019	USD	10,937,460	(218,882) ††	(5,292)	—	—	—	(224,174)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER (BCCFBA3P)†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2019	USD	12,564,887	(261,031) ††	(3,547)	—	—	—	(264,578)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha (CVICCADB)†	Fixed rate of 0.300%	Monthly	Citi	11/30/2019	USD	737,651	(1,562) ††	(184)	—	—	—	(1,746)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index (CVICRTB1)†	Fixed rate of 0.270%	Monthly	Citi	11/30/2019	USD	3,325,030	(3,004) ††	(724)	—	—	—	(3,728)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index (CVICRTB1)†	Fixed rate of 0.270%	Monthly	Citi	11/30/2019	USD	4,087,705	(3,692) ††	(920)	—	—	—	(4,612)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha (CVICCADB)†	Fixed rate of 0.300%	Monthly	Citi	11/30/2019	USD	3,160,188	(6,690) ††	(790)	—	—	—	(7,480)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha (CVICCADB)†	Fixed rate of 0.300%	Monthly	Citi	11/30/2019	USD	8,772,267	(18,571) ††	(2,122)	—	—	—	(20,693)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index (CVICRTB1)†	Fixed rate of 0.270%	Monthly	Citi	11/30/2019	USD	22,671,833	(20,481) ††	(5,101)	—	—	—	(25,582)
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2019	5

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), August 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha (CVICCADB)†	Fixed rate of 0.300%	Monthly	Citi	11/30/2019	USD	13,514,127	(28,610) ††	(3,378)	—	—	—	(31,988)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha (CVICCADB)†	Fixed rate of 0.300%	Monthly	Citi	11/30/2019	USD	23,455,840	(49,655) ††	(5,864)	—	—	—	(55,519)
Total return on Deutsche Bank Currency Valuation - USD Excess Return (DBPPPUSF)†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	21,695,910	453,281 ††	—	—	—	453,281	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return (DBPPPUSF)†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	21,327,616	445,587 ††	—	—	—	445,587	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return (DBPPPUSF)†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	7,389,627	154,388 ††	—	—	—	154,388	—
Total return on Goldman Sachs Risk Premia Equity World Long Short Series 61 Excess Return (GSISM61E)†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2019	USD	54,047,671	281,956 ††	—	—	—	281,956	—
Total return on Goldman Sachs Macro Index MF03 (GSIRMF03)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	62,111,189	239,018 ††	(5,009)	—	—	234,009	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038 (GSCC0038)†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2019	USD	20,162,807	97,263 ††	(3,577)	—	—	93,686	—
6	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2019

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), August 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Risk Premia Equity World Long Short Series 61 Excess Return (GSISM61E)†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2019	USD	17,387,498	90,707 ††	—	—	—	90,707	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038 (GSCC0038)†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2019	USD	14,896,688	71,860 ††	(2,643)	—	—	69,217	—
Total return on Goldman Sachs Risk Premia Equity World Long Short Series 61 Excess Return (GSISM61E)†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2019	USD	10,849,678	56,600 ††	—	—	—	56,600	—
Total return on Goldman Sachs Macro Index MF03 (GSIRMF03)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	10,329,053	39,749 ††	(833)	—	—	38,916	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038 (GSCC0038)†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2019	USD	4,103,965	19,797 ††	(728)	—	—	19,069	—
Total return on Goldman Sachs Macro Index MF03 (GSIRMF03)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	4,137,330	15,921 ††	(334)	—	—	15,587	—
Total return on Goldman Sachs Macro Index C0210 (GSCC0210)†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2019	USD	1,133,775	(585) ††	18	—	—	—	(567)
Total return on Goldman Sachs Macro Index C0210 (GSCC0210)†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2019	USD	36,429,295	(18,806) ††	588	—	—	—	(18,218)
Total return on Goldman Sachs Macro Index VA08 (GSFXVA08)†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2019	USD	1,439,955	(30,364) ††	(209)	—	—	—	(30,573)
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2019	7

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), August 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Commodity Curve Index (ABGSRP09)†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2019	USD	3,233,988	(33,780) ††	(287)	—	—	—	(34,067)
Total return on Goldman Sachs Macro Index CA09 (GSFXCA09)†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2019	USD	3,498,993	(65,562) ††	(734)	—	—	—	(66,296)
Total return on Goldman Sachs Commodity Curve Index (ABGSRP09)†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2019	USD	8,767,219	(91,576) ††	(778)	—	—	—	(92,354)
Total return on Goldman Sachs Commodity Curve Index (ABGSRP09)†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2019	USD	24,314,070	(253,967) ††	(2,157)	—	—	—	(256,124)
Total return on Goldman Sachs Macro Index CA09 (GSFXCA09)†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2019	USD	17,164,595	(321,622) ††	(3,599)	—	—	—	(325,221)
Total return on Goldman Sachs Macro Index VA08 (GSFXVA08)†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2019	USD	17,238,630	(363,507) ††	—	—	—	—	(363,507)
Total return on Goldman Sachs Macro Index VA08 (GSFXVA08)†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2019	USD	19,310,161	(407,189) ††	(2,803)	—	—	—	(409,992)
Total return on Goldman Sachs Macro Index CA09 (GSFXCA09)†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2019	USD	28,368,336	(531,553) ††	(5,948)	—	—	—	(537,501)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1 (JPQFVLW1)†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2019	USD	575,808	(24,777) ††	—	—	—	—	(24,777)
8	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2019

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), August 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index (JPQFMFWA)†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2019	USD	3,320,220	(28,146) ††	415	—	—	—	(27,731)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index (JPQFMFWA)†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2019	USD	3,428,556	(29,065) ††	429	—	—	—	(28,636)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1 (JPQFVLW1)†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2019	USD	2,269,007	(97,633) ††	—	—	—	—	(97,633)
Total return on J.P. Morgan Commodity Carry Pairs Capped (JMABCCPC)†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2019	USD	12,032,810	(100,315) ††	(5,515)	—	—	—	(105,830)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index (JPQFMFWA)†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2019	USD	13,424,227	(113,801) ††	1,678	—	—	—	(112,123)
Total return on JPMorgan L/S Russell 1000 (JPQICTLS)†	Fixed rate of 0.400%	Monthly	JPMorgan	11/30/2019	USD	15,069,572	(130,747) ††	—	—	—	—	(130,747)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1 (JPQFVLW1)†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2019	USD	4,929,865	(212,127) ††	—	—	—	—	(212,127)
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2019	9

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), August 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index (JPQFMFWA)†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2019	USD	44,143,738	(374,218) ††	5,518	—	—	—	(368,700)
Total return on MSEF Global CRP (MSCBSMRG)†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2019	USD	1,911,072	(16,851) ††	239	—	—	—	(16,612)
Total return on MSEF Global Value (MSCBSVAG)†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2019	USD	1,049,680	(30,146) ††	175	—	—	—	(29,971)
Total return on MSEF Global Value (MSCBSVAG)†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2019	USD	1,937,887	(55,654) ††	323	—	—	—	(55,331)
Total return on MSEF Global CRP (MSCBSMRG)†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2019	USD	10,706,698	(94,407) ††	1,338	—	—	—	(93,069)
Total return on MSEF Global CRP (MSCBSMRG)†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2019	USD	10,735,844	(94,664) ††	1,342	—	—	—	(93,322)
Total return on MSEF Global Value (MSCBSVAG)†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2019	USD	4,740,937	(136,154) ††	790	—	—	—	(135,364)
Total return on MSEF Global CRP (MSCBSMRG)†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2019	USD	59,662,733	(526,080) ††	7,458	—	—	—	(518,622)
Total							(3,443,139)	(56,756)	1,614	—	1,953,003	(5,454,512)
†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Columbia Multi Strategy Alternatives Fund’s page of columbiathreadneedleus.com website.
††	Valuation based on significant unobservable inputs.
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2019, the total value of these securities amounted to $160,898,713, which represents 26.74% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2019, the total value of these securities amounted to $14,050,466, which represents 2.34% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents a security purchased on a when-issued basis.
10	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2019

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), August 31, 2019 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2019.
(h)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	602,252,069	360,355,568	(564,414,527)	398,193,110	(7,323)	7,777	3,286,277	398,153,291
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2019	11